Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 16, 2024
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001479026
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 16, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 17, 2024
Prospectus Date	rr_ProspectusDate	Jul. 17, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A